UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-7061

Name of Registrant:	Putnam Capital Appreciation Fund

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Capital Appreciation Fund
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
5/31/10
Date of reporting period:
07/01/2009 - 06/30/2010

Item 1: Proxy Voting Record

Registrant Name : Putnam Capital Appreciation Fund

Fund Name : Putnam Capital Appreciation Fund

Putnam Capital Appreciation Fund was merged into Putnam Investors Fund on December 29, 2008. The Fund did not vote proxies relating to portfolio securities during the period covered by this report.

Date of Fiscal Year End : 05/31/2010

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Capital Appreciation Fund

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 9, 2010